Fair Value of Financial Assets and Liabilities (Details) - Schedule of assets or liabilities which are not measured at fair value - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Total	$ 39,904,833	$ 36,921,368
Liabilities
Total	45,154,046	41,637,905
Deposits and interbank borrowings [Member]
Liabilities
Financial Liabilities, Fair value		32,047,227
Issued debt instruments and other financial liabilities [Member]
Liabilities
Financial Liabilities, Fair value		9,590,678
Loans and accounts receivable at amortized cost, net [Member]
Assets
Financial Assets, Fair value	35,655,136	36,921,368
Debt instrument at amortized cost [Member]
Assets
Financial Assets, Fair value	4,249,697
Deposits and interbank borrowings [Member]
Liabilities
Financial Liabilities, Fair value	36,421,397
Issued debt instruments and other financial liabilities [Member]
Liabilities
Financial Liabilities, Fair value	8,732,109
Level 1 [Member]
Assets
Total	4,249,697
Liabilities
Total
Level 1 [Member] | Deposits and interbank borrowings [Member]
Liabilities
Financial Liabilities, Fair value
Level 1 [Member] | Issued debt instruments and other financial liabilities [Member]
Liabilities
Financial Liabilities, Fair value
Level 1 [Member] | Loans and accounts receivable at amortized cost, net [Member]
Assets
Financial Assets, Fair value
Level 1 [Member] | Debt instrument at amortized cost [Member]
Assets
Financial Assets, Fair value	4,249,697
Level 1 [Member] | Deposits and interbank borrowings [Member]
Liabilities
Financial Liabilities, Fair value
Level 1 [Member] | Issued debt instruments and other financial liabilities [Member]
Liabilities
Financial Liabilities, Fair value
Level 2 [Member]
Assets
Total
Liabilities
Total	27,253,108	27,077,012
Level 2 [Member] | Deposits and interbank borrowings [Member]
Liabilities
Financial Liabilities, Fair value		17,486,334
Level 2 [Member] | Issued debt instruments and other financial liabilities [Member]
Liabilities
Financial Liabilities, Fair value		9,590,678
Level 2 [Member] | Loans and accounts receivable at amortized cost, net [Member]
Assets
Financial Assets, Fair value
Level 2 [Member] | Deposits and interbank borrowings [Member]
Liabilities
Financial Liabilities, Fair value	18,520,999
Level 2 [Member] | Issued debt instruments and other financial liabilities [Member]
Liabilities
Financial Liabilities, Fair value	8,732,109
Level 3 [Member]
Assets
Total	35,655,136	36,921,368
Liabilities
Total	17,900,938	14,560,893
Level 3 [Member] | Deposits and interbank borrowings [Member]
Liabilities
Financial Liabilities, Fair value		14,560,893
Level 3 [Member] | Issued debt instruments and other financial liabilities [Member]
Liabilities
Financial Liabilities, Fair value
Level 3 [Member] | Loans and accounts receivable at amortized cost, net [Member]
Assets
Financial Assets, Fair value	35,655,136	$ 36,921,368
Level 3 [Member] | Debt instrument at amortized cost [Member]
Assets
Financial Assets, Fair value
Level 3 [Member] | Deposits and interbank borrowings [Member]
Liabilities
Financial Liabilities, Fair value	17,900,938
Level 3 [Member] | Issued debt instruments and other financial liabilities [Member]
Liabilities
Financial Liabilities, Fair value